Related Parties - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 11, 2022	Nov. 26, 2021	Nov. 22, 2021	Oct. 28, 2021	Jun. 30, 2021	May 06, 2021	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period for services value										$ 25,000
Offering costs										378,105
Convertible Note – related party							$ 0	$ 975,000		0	$ 300,000	$ 0
Proceeds from Related Party Debt								675,000	$ 0		300,000
Due from Sponsor							4,734			4,734	0	4,734
IPO [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares		20,010,000
Due from Sponsor							4,734			4,734		4,734
Sponsor [Member]
Related Party Transaction [Line Items]
Stock forfeited during the period Value		$ 0
Share-based compensation arrangement by share-based payment award, options, forfeitures in period		150,000
Sponsor [Member] | IPO [Member]
Related Party Transaction [Line Items]
Equity securities accounted for at cost, the excess of the carrying amount							623,500
Proceeds from issuance or sale of equity							1,123,500
Offering costs							500,000
Related party transaction fees payable per month												332,026
Proceeds from Related Party Debt												300,000
Sponsor [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month								10,000			10,000
Related party transaction terms		18 months (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Related party transaction expenses from transactions with related party								60,000	$ 60,000		240,000	40,000
Sponsor [Member] | General and Administrative Expense [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month	$ 20,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month								$ 10,000			$ 10,000
Percentage of success fee payable on distributions attributable to sponsor								11.24%			11.24%
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value						$ 300,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Convertible Note – related party							$ 0	$ 975,000		$ 0	$ 300,000	$ 0
Working capital loans convertible into equity warrants								$ 1,500,000			$ 1,500,000
Debt instrument conversion price per share								$ 1			$ 1
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding							0	0		0	0	0
Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of units					75,000
Common Class A [Member] | Sponsor [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares								1 year			1 year
Share price								$ 12			$ 12
Number of trading days for determining share price								20 days			20 days
Number of consecutive trading days for determining the share price								30 days			30 days
Waiting period after which the share trading days are considered								150 days			150 days
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding							5,002,500	5,002,500		5,002,500	5,002,500	5,002,500
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares						5,750,000
Stock shares issued during the period for services value						$ 25,000
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares		150,000
Stock issued during period, value, new issues		$ 500,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares			690,000
Stock shares issued during the period for services value			$ 0
Stock forfeited during the period shares				1,437,500
Common stock, shares outstanding				4,312,500
Stock forfeited during the period Value				$ 0
Class B Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding			5,002,500